Other expenses (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Expenses [Abstract]
Schedule of other expenses
	March 31, 2018	March 31, 2017	March 31, 2016
Insurance	$790,195	$1,459,792	$1,442,959
Communication expenses	153,562	193,400	554,885
Repairs and maintenance	198,325	345,375	687,482
Travel and conveyance	1,113,198	832,006	2,679,194
Legal and professional	4,373,607	4,670,277	8,679,891
Rent	1,700,257	1,954,959	2,659,193
Power and fuel	352,568	424,533	877,788
Security expenses	162,002	292,745	415,284
Advertising and business promotion expenses	677,207	1,160,661	4,123,228
Commission, claims and compensation	90,644	179,979	414,213
Others	3,093,595	3,391,983	741,056
Total	$12,705,160	$14,905,710	$23,275,173